Insurance Contracts - Summary of Contractual Service Margin of Insurance Contracts and Reinsurance Contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Less than a year | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ 1,138,519	₩ 1,119,258
Less than a year | Insurance contracts issued | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	236,323	264,108
Less than a year | Insurance contracts issued | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	17,918	16,624
Less than a year | Insurance contracts issued | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	33,910	33,757
Less than a year | Insurance contracts issued | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	84,188	86,630
Less than a year | Insurance contracts issued | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	766,180	718,139
Less than a year | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(202)	(9,178)
Less than a year | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(299)	277
Less than a year | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,131	927
Less than a year | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,136	672
Less than a year | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(3,170)	(11,054)
1~2 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,045,302	1,028,607
1~2 years | Insurance contracts issued | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	215,942	243,645
1~2 years | Insurance contracts issued | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	16,121	15,214
1~2 years | Insurance contracts issued | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	30,602	31,591
1~2 years | Insurance contracts issued | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	78,083	80,721
1~2 years | Insurance contracts issued | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	704,554	657,436
1~2 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(978)	(7,982)
1~2 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(278)	193
1~2 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,793	868
1~2 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	501	444
1~2 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(2,994)	(9,487)
2 ~ 3 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	956,894	943,989
2 ~ 3 years | Insurance contracts issued | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	199,712	225,339
2 ~ 3 years | Insurance contracts issued | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	14,586	14,010
2 ~ 3 years | Insurance contracts issued | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	27,735	29,519
2 ~ 3 years | Insurance contracts issued | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	72,584	75,325
2 ~ 3 years | Insurance contracts issued | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	642,277	599,796
2 ~ 3 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(767)	(6,627)
2 ~ 3 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(266)	133
2 ~ 3 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,548	810
2 ~ 3 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	416	370
2 ~ 3 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(2,465)	(7,940)
3 ~ 4 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	884,118	871,706
3 ~ 4 years | Insurance contracts issued | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	184,953	208,911
3 ~ 4 years | Insurance contracts issued | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	13,283	12,969
3 ~ 4 years | Insurance contracts issued | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	25,600	27,562
3 ~ 4 years | Insurance contracts issued | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	67,631	70,312
3 ~ 4 years | Insurance contracts issued | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	592,651	551,952
3 ~ 4 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(511)	(5,642)
3 ~ 4 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(278)	86
3 ~ 4 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,348	742
3 ~ 4 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	353	313
3 ~ 4 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,934)	(6,783)
4 ~ 5 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	821,512	809,500
4 ~ 5 years | Insurance contracts issued | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	171,431	193,751
4 ~ 5 years | Insurance contracts issued | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	12,126	12,073
4 ~ 5 years | Insurance contracts issued | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	23,797	25,591
4 ~ 5 years | Insurance contracts issued | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	63,069	65,733
4 ~ 5 years | Insurance contracts issued | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	551,089	512,352
4 ~ 5 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(424)	(4,958)
4 ~ 5 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(314)	50
4 ~ 5 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,181	679
4 ~ 5 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	302	267
4 ~ 5 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,593)	(5,954)
5~10 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,232,370	3,188,591
5~10 years | Insurance contracts issued | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	665,906	752,438
5~10 years | Insurance contracts issued | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	44,083	47,228
5~10 years | Insurance contracts issued | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	94,360	99,212
5~10 years | Insurance contracts issued | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	245,804	259,099
5~10 years | Insurance contracts issued | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,182,217	2,030,614
5~10 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(4,947)	(21,494)
5~10 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,553)	(303)
5~10 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,888	2,577
5~10 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	924	584
5~10 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(8,206)	(24,352)
10~20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,980,329	3,875,870
10~20 years | Insurance contracts issued | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	822,117	886,420
10~20 years | Insurance contracts issued | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	43,608	56,227
10~20 years | Insurance contracts issued | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	118,308	110,919
10~20 years | Insurance contracts issued | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	287,816	313,790
10~20 years | Insurance contracts issued | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,708,480	2,508,514
10~20 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,677	(21,322)
10~20 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(2,578)	(2,238)
10~20 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,155	3,377
10~20 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	935	224
10~20 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,165	(22,685)
20 ~ 30 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,050,915	1,046,395
20 ~ 30 years | Insurance contracts issued | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	451,691	428,872
20 ~ 30 years | Insurance contracts issued | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	20,913	31,533
20 ~ 30 years | Insurance contracts issued | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	54,580	48,345
20 ~ 30 years | Insurance contracts issued | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	155,736	172,119
20 ~ 30 years | Insurance contracts issued | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	367,995	365,526
20 ~ 30 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	8,695	(6,130)
20 ~ 30 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,612)	(1,424)
20 ~ 30 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,123	2,066
20 ~ 30 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	512	134
20 ~ 30 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	8,672	(6,906)
Over 30 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	439,026	374,201
Over 30 years | Insurance contracts issued | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	293,496	211,872
Over 30 years | Insurance contracts issued | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	20,140	30,559
Over 30 years | Insurance contracts issued | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	22,581	26,468
Over 30 years | Insurance contracts issued | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	100,329	104,449
Over 30 years | Insurance contracts issued | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,480	853
Over 30 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	13,411	(1,789)
Over 30 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,802)	(1,623)
Over 30 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	640	1,149
Over 30 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	318	79
Over 30 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ 14,255	₩ (1,394)